iShares®

iShares, Inc.

Supplement dated April 28, 2008

to the Prospectus dated January 1, 2008

for the iShares MSCI Brazil Index Fund

The information in this Supplement updates the information in, and should be read in conjunction with, the Prospectus.

Effective April 28, 2008, the third paragraph under the heading “Management” on page 10 of the Prospectus is hereby deleted in its entirety and replaced with the following:

For its investment advisory services to the iShares MSCI Brazil Index Fund, BGFA is paid a management fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds (iShares MSCI Chile Index Fund, iShares MSCI South Africa Index Fund, iShares MSCI South Korea Index Fund and iShares MSCI Taiwan Index Fund, which are offered in separate prospectuses) equal to each of those funds’ allocable portion of: 0.74% per year of the aggregate net assets of those funds less than or equal to $2.0 billion, plus 0.69% per year of the aggregate net assets of those funds between $2.0 billion and $4.0 billion, plus 0.64% per year of the aggregate net assets of those funds between $4.0 billion and $8.0 billion, plus 0.57% per year of the aggregate net assets of those funds in excess of $8.0 billion.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-118-04008

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares, Inc.

Supplement dated April 28, 2008

to the Prospectus dated January 1, 2008

for the iShares MSCI Taiwan Index Fund

The information in this Supplement updates the information in, and should be read in conjunction with, the Prospectus.

Effective April 28, 2008, the third paragraph under the heading “Management” on page 9 of the Prospectus is hereby deleted in its entirety and replaced with the following:

For its investment advisory services to the iShares MSCI Taiwan Index Fund, BGFA is paid a management fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds (iShares MSCI Brazil Index Fund, iShares MSCI Chile Index Fund, iShares MSCI South Africa Index Fund and iShares MSCI South Korea Index Fund, which are offered in separate prospectuses) equal to each of those funds’ allocable portion of: 0.74% per year of the aggregate net assets of those funds less than or equal to $2.0 billion, plus 0.69% per year of the aggregate net assets of those funds between $2.0 billion and $4.0 billion, plus 0.64% per year of the aggregate net assets of those funds between $4.0 billion and $8.0 billion, plus 0.57% per year of the aggregate net assets of those funds in excess of $8.0 billion.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-117-04008

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares, Inc.

Supplement dated April 28, 2008

to the Prospectus dated January 1, 2008

for the iShares MSCI Emerging Markets Index Fund

The information in this Supplement updates the information in, and should be read in conjunction with, the Prospectus.

Effective April 28, 2008, the third paragraph under the heading “Management” on page 10 of the Prospectus is hereby deleted in its entirety and replaced with the following:

For its investment advisory services to the iShares MSCI Emerging Markets Index Fund, BGFA is paid a management fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and the iShares MSCI BRIC Index Fund (which is offered in a separate prospectus) equal to each fund’s allocable portion of: 0.75% per year of the aggregate net assets of those funds less than or equal to $14.0 billion, plus 0.68% per year of the aggregate net assets of the funds between $14.0 billion and $28.0 billion, plus 0.61% per year of the aggregate net assets of the funds in excess of $28.0 billion.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-119-04008

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares, Inc.

Supplement dated April 28, 2008

to the Prospectus dated January 1, 2008 and

the Statement of Additional Information (“SAI”) dated January 1, 2008 for the iShares MSCI Australia Index Fund, the iShares MSCI Canada Index Fund, the iShares MSCI Hong Kong Index Fund, the iShares MSCI Malaysia Index Fund, the iShares MSCI Mexico Index Fund, the iShares MSCI Pacific ex-Japan Index Fund, the iShares MSCI South Africa Index Fund and the iShares MSCI South Korea Index Fund

The information in this Supplement updates the information in, and should be read in conjunction with, the Prospectus and SAI for the iShares MSCI Index Funds named above (each a “Fund”).

Effective April 28, 2008, the second paragraph on page 26 under the “Management” heading of the Prospectus is hereby deleted in its entirety and replaced with the following:

For its investment advisory services to the iShares MSCI South Africa Index Fund and the iShares MSCI South Korea Index Fund, BGFA is paid a management fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds the (iShares MSCI Brazil Index Fund, the iShares MSCI Chile Index Fund and the iShares MSCI Taiwan Index Fund, which are offered in separate prospectuses) equal to each of those funds’ allocable portion of: 0.74% per year of the aggregate net assets of those funds less than or equal to $2.0 billion, plus 0.69% per year of the aggregate net assets of those funds between $2.0 billion and $4.0 billion, plus 0.64% per year of the aggregate net assets of those funds between $4.0 billion and $8.0 billion, plus 0.57% per year of the aggregate net assets of those funds in excess of $8.0 billion. For its investment advisory services to the iShares MSCI Pacific ex-Japan Index Fund, BGFA is paid a management fee equal to 0.50% per year of the net assets of that Fund and for its investment advisory services to each of the other funds included in this Prospectus, BGFA is paid a management fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds (iShares MSCI Austria Investable Market Index Fund, iShares MSCI Belgium Index Fund, iShares MSCI EMU Index Fund, iShares MSCI France Index Fund, iShares MSCI Germany Index Fund, iShares MSCI Italy Index Fund, iShares MSCI Japan Index Fund, iShares MSCI Japan Small Cap Index Fund, iShares MSCI Netherlands Investable Market Index Fund, iShares MSCI Singapore Index Fund, iShares MSCI Spain Index Fund, iShares MSCI Sweden Index Fund, iShares MSCI Switzerland Index Fund and iShares MSCI United Kingdom Index Fund, which are offered in separate prospectuses) equal to each of those fund’s allocable portion of: 0.59% per year of the aggregate net assets of those funds less than or equal to $7.0 billion, plus 0.54% per year of the aggregate net assets of those funds between $7.0 billion and $11.0 billion, plus 0.49% per year of the aggregate net assets of those funds between $11.0 billion and $24.0 billion, plus 0.44% per year of the aggregate net assets of those funds in excess of $24.0 billion.

In addition, effective the same date all references in the Prospectus and the SAI to MSCI South Korea Index are replaced with MSCI Korea Index.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-956-04008

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE